GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Jan. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Region
The information below summarizes revenue by major geographic region for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
EMEA:
Israel	$215,312	$201,610	$328,371
Germany	53,480	44,486	63,258
Other	14,950	13,208	14,127
Total EMEA	283,743	259,304	405,756
Americas:
United States	10,029	35,139	37,726
Other	7,147	9,987	17,869
Total Americas	17,176	45,126	55,595
APAC	12,486	7,633	12,691
Total revenue	$313,404	$312,062	$474,042

Schedule of Long-lived Assets by Region
Property and equipment, net by geographic area consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Israel	$18,814	$20,090
United States	290	173
Other countries	5,280	5,611
Total property and equipment, net	$24,384	$25,874

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2024	2023	2022
Customer A	16.5%	17.7%	14.8%
Customer B	11.0%	10.0%	8.4%